Summary of Significant Accounting Policies - Unobservable Inputs Redeemable Convertible Preferred Stock Warrant Liability (Details) - Warrant Liability	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term		1 year
Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term	0 years
Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term	9 months
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.0263
Risk-free interest rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0148
Risk-free interest rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0241
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.70	0.70